Significant Accounting Policies (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption

At September 30, 2024 and December 31, 2023, the Class A ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(2,087,500)
Class A ordinary shares issuance cost	(18,183,179)
Plus:
Accretion of carrying value to redemption value	29,242,197
Class A Ordinary Shares subject to possible redemption, December 31, 2023	$258,971,518
Plus:
Accretion of carrying value to redemption value	10,167,128
Class A Ordinary Shares subject to possible redemption, September 30, 2024	$269,138,646
At December 31, 2023, the Class A ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(2,087,500)
Class A ordinary shares issuance cost	(18,183,179)
Plus:
Accretion of carrying value to redemption value	29,242,197
Class A Ordinary Shares subject to possible redemption, December 31, 2023	$258,971,518

Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024
Net Income	1,510,125	7,474,229
Accretion of temporary equity to redemption value	—	—
Dividend income from Trust Account	(3,427,851)	(10,167,128)
Net loss including accretion of temporary equity to redemption value	(1,917,726)	(2,692,899)
	Three Months Ended September 30, 2024		Nine Months Ended September 30, 2024
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(1,534,181)	$(383,545)	$(2,154,320)	$(538,580)
Accretion of temporary equity to redemption value	—	—	—	—
Net income including accretion of temporary equity to redemption value	3,427,851	—	10,167,128	—
Net income (loss)	1,893,670	(383,545)	8,012,808	(538,580)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	25,000,000	6,250,000
Basic and diluted net income (loss) per ordinary share	$0.08	$(0.06)	$0.32	$(0.09)
	Three Months Ended September 30, 2023	For The Period from March 6, 2023 (Inception) Through September 30, 2023
Net Income	2,856,883	3,681,499
Accretion of temporary equity to redemption value	—	(21,520,679)
Interest income from Trust Account	(3,270,011)	(4,329,480)
Net loss including accretion of temporary equity to redemption value	(413,128)	(22,168,660)
	Three Months Ended September 30, 2023		For The Period from March 6, 2023 (Inception) Through September 30, 2023
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(330,502)	$(82,626)	$(15,558,730)	$(6,609,930)
Accretion of temporary equity to redemption value	—	—	21,520,679	—
Net income including accretion of temporary equity to redemption value	3,270,011	—	4,329,480	—
Net income (loss)	2,939,509	(82,626)	10,291,429	(6,609,930)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	14,783,654	6,280,649
Basic and diluted net income (loss) per ordinary share	$0.12	$(0.01)	$0.70	$(1.05)
The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):
For The Period from March 6, 2023 (Inception) Through December 31, 2023
Net income	$6,748,069
Accretion of temporary equity to redemption value	(21,520,679)
Dividend income from Trust Account	(7,721,518)
Net loss including accretion of temporary equity to redemption value	$(22,494,128)
	For The Period from March 6, 2023 (Inception) Through December 31, 2023
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(16,662,030)	$(5,832,098)
Accretion of temporary equity to redemption value	21,520,679	—
Net loss including accretion of temporary equity to redemption value	7,721,518	—
Net income (loss)	12,580,167	(5,832,098)
Denominator:
Basic and diluted weighted average shares outstanding	17,916,667	6,271,250
Basic and diluted net income (loss) per ordinary share	$0.70	$(0.93)